Stockholders' deficiency - Shares issued to DelMar Employees Share Purchase Trust (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	May 27, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Common Stock Issued and Outstanding [Roll Forward]
Shares transferred to employees and consultants for services			1,590,625
Common stock
Common Stock Issued and Outstanding [Roll Forward]
Beginning balance			1,590,625	1,743,750
Shares issued to the DelMar Employee Share Purchase Trust	2,000,000	2,000,000
Shares transferred to employees and consultants for services		(325,000)	(1,590,625)	(200,000)
Founders shares acquired by the Trust		68,750		46,875
Ending balance		1,743,750		1,590,625